Interim consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share capital	Share capital reserve	Other reserves	Accumulated losses
Beginning balance at Dec. 31, 2024	$ 352,937	$ 414,012	$ 15,945	$ 75,894	$ (152,914)
Changes in equity [Abstract]
Profit (loss) for the period	(2,292)				(2,292)
Other comprehensive income (loss)	5,547			5,547
Total comprehensive income for the period	3,255			5,547	(2,292)
Issue of shares on acquisitions	30,127	30,127
Issue of shares on exercise of options	676	24,513	(23,837)
Share-based payments to employees	11,786			11,786
Share-based payments associated with acquisitions	23,160			23,160
Transfer on satisfaction of acquisition performance rights	0	4,458		(4,458)
Transfer on exercise of options	0			(4,224)	4,224
Total increase (decrease) in equity	65,749	59,098	(23,837)	26,264	4,224
Ending balance at Jun. 30, 2025	421,941	473,110	(7,892)	107,705	(150,982)
Beginning balance at Dec. 31, 2024	352,937	414,012	15,945	75,894	(152,914)
Changes in equity [Abstract]
Other comprehensive income (loss)				(6,999)
Total comprehensive income for the period				(6,999)
Share-based payments to employees				19,350
Share-based payments associated with acquisitions				23,287
Transfer on exercise of options				(5,501)
Total increase (decrease) in equity				32,669
Ending balance at Dec. 31, 2025	415,376	479,962	(11,612)	101,564	(154,538)
Changes in equity [Abstract]
Profit (loss) for the period	38,330				38,330
Other comprehensive income (loss)	(28,872)			(28,872)
Total comprehensive income for the period	9,458			(28,872)	38,330
Issue of shares on acquisitions	2,790	2,790
Issue of shares on exercise of options	1,372	8,168	(6,796)
Repurchase of convertible bonds	(43,254)		(43,254)
Issue of convertible bonds	91,709		91,709
Transaction costs arising on convertible bonds issue	(1,905)		(1,905)
Share-based payments to employees	12,129			12,129
Transfer on exercise of options	0			(5,312)	5,312
Total increase (decrease) in equity	62,841	10,958	39,754	6,817	5,312
Ending balance at Jun. 30, 2026	$ 487,675	$ 490,920	$ 28,142	$ 79,509	$ (110,896)